Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK 80/20 TARGET ALLOCATION FUND	Jan. 28, 2021
Institutional Shares
Average Annual Return:
1 Year	19.49%
5 Years	11.55%
10 Years	10.10%
Investor A Shares
Average Annual Return:
1 Year	12.84%
5 Years	9.98%
10 Years	9.13%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	12.31%
5 Years	9.13%
10 Years	7.92%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.90%
5 Years	7.64%
10 Years	7.08%
Investor C Shares
Average Annual Return:
1 Year	17.16%
5 Years	10.35%
10 Years	9.06%
Class R Shares
Average Annual Return:
1 Year	18.97%
5 Years	11.00%
10 Years	9.54%